Loans Receivable and Allowance for Credit Losses - Interest Income on Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recorded Investment
Average Recorded Investment	$ 35,301	$ 28,722	$ 27,762
Interest Income Recognized	101	324	1,282
Home equity loans and advances
Recorded Investment
Average Recorded Investment	735	245	646
Interest Income Recognized	2	3	42
Real estate loans
Recorded Investment
Average Recorded Investment		0	0
Interest Income Recognized	0	0	0
Real estate loans | One-to-four family
Recorded Investment
Average Recorded Investment	10,439	4,515	4,328
Interest Income Recognized	6	16	196
Real estate loans | Multifamily
Recorded Investment
Average Recorded Investment	2,024	2,383	420
Interest Income Recognized	0	1	19
Real estate loans | Commercial real estate
Recorded Investment
Average Recorded Investment	6,445	9,818	16,234
Interest Income Recognized	57	204	694
Real estate loans | Construction Segment [Member]
Recorded Investment
Average Recorded Investment	4,734
Commercial business loans
Recorded Investment
Average Recorded Investment	10,924	11,761	6,134
Interest Income Recognized	$ 36	$ 100	$ 331